5. GROUP STRUCTURE (Details 13) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operations In Hydrocarbon Consortiums Details 1Abstract
Exploratory well costs, beginning	$ 452	$ 486	$ 208
Increase for subsidiaries acquisition	0	0	425
Increases	309	226	188
Transferred to development	(5)	(216)	(136)
Loss of the year	(28)	(44)	(199)
Exploratory well costs, ending	$ 728	$ 452	$ 486
Number of wells at the end of the year	7	7	7